LEASE	12 Months Ended
Dec. 31, 2022
Lease
LEASE

NOTE 10. LEASE

Operating Lease Agreements – On March 4, 2021, the Company leased office space (approximately 232.26 square meters) under non-cancellable operating lease agreement with a third-party lessor, in Shenzhen. Under terms of the lease agreement, from March 2021, Qilun Culture (Shenzhen) is committed to lease payments of approximately $115,927 per year for 2 years. This office is used for the operations of Qilun Culture (Shenzhen).

In March 2022, Qilun Culture (Shenzhen) leased office space (approximately 250 square meters) under non-cancellable operating lease agreement with a third-party lessor, in Shenzhen. The lease term of this agreement is 2 years from April 2022. The monthly lease payments is $4,756 and Qilun Culture (Shenzhen) enjoys 2-month grace period. This office is used for the operations of Qilun Culture (Shenzhen).

Leases with an initial term of 12 months or less are not recorded on the balance sheet. Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term and is recorded in Rentals and leases. For lease agreements entered into or reassessed after the adoption of Topic 842, the Company did not combine lease and non-lease components.

The exercise of lease renewal options has to be agreed by the lessors. The depreciable life of assets and leasehold improvements are limited by the term of leases, unless there is a transfer of title or purchase option reasonably certain of exercise. Lease expense is recognized on a straight-line basis over the term of the lease. Lease expense related to these non-cancelable operating leases was $235,859,$103,542 and nil for the year ended December 31, 2022, 2021 and 2020, respectively.

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2022	December 31, 2021
Assets
Operating lease right of use assets	$80,449	$139,441
Liabilities
Operating lease liabilities – current	$72,439	$119,045
Operating lease liabilities – non-current	13,809	20,396
Total Operating lease liabilities	$86,248	$139,441

The following provides details of the Company’s lease expenses:

	For the year Ended
	December 31, 2022	December 31, 2021
Operating lease expenses	$235,859	$103,542

Other information related to leases is presented below:

	For the year Ended
	December 31, 2022	December 31, 2021
Cash Paid for Amounts Included in Measurement of Liabilities:
Financing cash flows from operating leases	$149,219	$93,652
Weighted Average Remaining Lease Term:
Operating leases	0.72 years	1.17 years
Weighted Average Discount Rate
Operating leases	4.75%	4.75%

As most of the Company’s leases do not provide an implicit rate, the Company uses 1-5 years borrowing rate from bank of 4.75% based on the information available at commencement date in determining the present value of lease payments.

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$-
2023	74,522
2024	13,918
Total lease payments	88,440
Less: imputed interest	2,192
Total lease liabilities	$86,248